UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of
              BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Intermediate                                                 BLACKROCK
Municipal Fund
OF BLACKROCK MUNICIPAL SERIES TRUST

ANNUAL REPORT | MAY 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    11
    Statements of Operations .............................................    12
    Statements of Changes in Net Assets ..................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    18
Report of Independent Registered Public Accounting Firm ..................    26
Important Tax Information (Unaudited) ....................................    26
Officers and Trustees ....................................................    27
Additional Information ...................................................    31
Mutual Fund Family .......................................................    34


2          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                        6-month   12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                            (4.47%)    (6.70%)
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             (1.87)    (10.53)
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.21)     (2.53)
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       1.49       6.89
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            1.44       3.87
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       1.81      (1.08)
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. The Fund underperformed the broad-market Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds category average for the 12-month period ended May 31, 2008.

o The Fund focuses its investments on the intermediate portion of the municipal yield curve; therefore, the Lipper category average provides a truer representation of the Fund's composition and a more comparable means for measurement.

      What factors influenced performance?

o U.S. Treasury yields generally moved lower (while prices correspondingly rose) during the year in response to weaker domestic economic growth and declining equity valuations. The Federal Reserve Board cut short-term interest rates seven times from 5.25% to 2.0%. Ten-year Treasury note yields declined nearly three times as much as 30-year bond yields.

o The municipal market underperformed U.S. Treasury issues, as credit downgrades of the monoline insurers and disruption of the auction rate securities market weighed heavily on the sector. Long-term municipal bond yields were acutely affected. New issuance for the fiscal year was strong and essentially unchanged versus the same period in 2007, despite a 12% decline in the past six months. More recently, the pace has increased, alongside improved investor demand.

o The Fund's lower-rated holdings detracted from comparative results amid a widening of credit spreads over the past year. An above-average cash reserve position (in keeping with a more defensive posture, particularly in early 2008) also curbed performance somewhat, as it prevented the Fund from fully participating in market improvement late in the period.

o On the positive side, Fund performance benefited from an increase in exposure to high-quality municipals, including AAA-rated general obligation and pre-refunded bonds, which outperformed the broader market. Management intends to continue this portfolio restructuring going forward.

      Describe recent portfolio activity.

o The Fund's cash flows were relatively stable throughout the 12-month period. We did commit some of the Fund's cash reserves to higher-quality issues as opportunities presented themselves. In addition, we purchased select lower-rated issues, particularly during periods of market volatility when market yields became historically attractive. The recent purchases moved the Fund's duration posture closer to that of its Lipper peers and also improved its distribution rate.

      Describe Fund positioning at period-end.

o The Fund ended the annual period with a relatively neutral duration versus its Lipper peer group, a positioning that we believe should benefit performance in a stable to modestly rising interest rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended May 31, 2008

                                                                                        Average Annual Total Returns 1
                                                                         -----------------------------------------------------------
                                                                                1 Year              5 Years            10 Years
                                                                         ------------------   ------------------  ------------------
                                          Standardized      6-Month      w/o sales  w/sales   w/o sales  w/sales  w/o sales  w/sales
                                          30-Day Yield   Total Returns    charge    charge     charge    charge    charge    charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..........................      3.49%          1.04%        3.65%        --      2.76%        --      4.32%       --
Investor A .............................      3.12           1.03         3.51      (0.89%)    2.52       1.64%     4.07      3.62%
Investor A1 ............................      3.38           0.99         3.65       2.61      2.67       2.47      4.21      4.11
Investor B .............................      3.13           0.88         3.32       2.32      2.45       2.45      3.99      3.99
Investor C .............................      2.48           0.55         2.73       1.73      1.76       1.76      3.29      3.29
Lehman Brothers Municipal Bond Index 2 .        --           1.44         3.87         --      3.67         --      5.06        --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
2 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


4          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from May 1998 to May 2008:

                                                                 Lehman Brothers
                  Institutional               Investor A          Municipal Bond
                    Shares(1,2)              Shares(1,2)                Index(3)
5/98                    $10,000                   $9,575                 $10,000
5/99                    $10,373                   $9,908                 $10,467
5/00                    $10,317                   $9,830                 $10,377
5/01                    $11,389                  $10,823                 $11,637
5/02                    $12,132                  $11,501                 $12,394
5/03                    $13,321                  $12,597                 $13,679
5/04                    $13,312                  $12,557                 $13,674
5/05                    $14,010                  $13,183                 $14,763
5/06                    $14,163                  $13,293                 $15,042
5/07                    $14,723                  $13,784                 $15,771
5/08                    $15,260                  $14,268                 $16,381

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in a diversified portfolio of investment grade obligations whose interest is exempt from federal income taxes, with a dollar-weighted average maturity from five to 12 years.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not indicative of future results.

Expense Example Including Interest Expense and Fees

                                              Actual                                                Hypothetical 2
                       ------------------------------------------------------  -----------------------------------------------------
                           Beginning          Ending                              Beginning         Ending
                         Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                       December 1, 2007    May 31, 2008   During the Period 1  December 1, 2007   May 31, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........      $1,000           $1,010.40           $4.10             $1,000          $1,020.82           $4.12
Investor A ...........      $1,000           $1,010.30           $5.25             $1,000          $1,019.68           $5.27
Investor A1 ..........      $1,000           $1,009.90           $4.60             $1,000          $1,020.33           $4.62
Investor B ...........      $1,000           $1,008.80           $5.74             $1,000          $1,019.18           $5.77
Investor C ...........      $1,000           $1,005.50           $9.13             $1,000          $1,015.80           $9.17
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.82% for Institutional, 1.05% for Investor A, 0.92% for Investor A1, 1.15% for Investor B and 1.83% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.

Expense Example Excluding Interest Expense and Fees

                                              Actual                                                Hypothetical 2
                       ------------------------------------------------------  -----------------------------------------------------
                           Beginning          Ending                              Beginning         Ending
                         Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                       December 1, 2007    May 31, 2008   During the Period 1  December 1, 2007   May 31, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional 3 ......      $1,000           $1,010.40           $3.70             $1,000          $1,021.22           $3.72
Investor A 3 .........      $1,000           $1,010.30           $4.85             $1,000          $1,020.08           $4.87
Investor A1 3 ........      $1,000           $1,009.90           $4.20             $1,000          $1,020.72           $4.22
Investor B 3 .........      $1,000           $1,008.80           $5.34             $1,000          $1,019.58           $5.37
Investor C 3 .........      $1,000           $1,005.50           $8.73             $1,000          $1,016.20           $8.77
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Institutional, 0.97% for Investor A, 0.84% for Investor A1, 1.07% for Investor B and 1.75% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
3     Expenses are net of waiver, excluding interest expense and fees.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Investor A Shares commenced operations on October 2, 2006. Prior to Investor A Shares' inception, the returns for Investor A Shares are based upon the performance of the Fund's Institutional Shares. The returns for Investor A Shares, however, are adjusted to reflect the service (12b-1) fees applicable to Investor A Shares.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B Shares are subject to a distribution fee of 0.10% per year and a service fee of 0.20% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Investor C Shares commenced operations on October 2, 2006. Prior to Investor C Shares' inception, the returns for Investor C Shares are based upon the performance of the Fund's Institutional Shares. The returns for Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Investor C Shares.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Fund's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Portfolio Summary

As of May 31, 2008

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds .....................................................    68%
General Obligation Bonds ................................................    26
Mutual Funds ............................................................     3
Prerefunded Bonds 1 .....................................................     3
--------------------------------------------------------------------------------
1     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .................................................................    55%
AA/Aa ...................................................................    16
A/A .....................................................................     8
BBB/Baa .................................................................    11
BB/Ba ...................................................................     1
Not Rated ...............................................................     9
--------------------------------------------------------------------------------
2 Using the higher of Standard & Poor's or Moody's Investors Service ratings.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          7

Schedule of Investments May 31, 2008 (Percentages shown are based on Net Assets)

                                                          Par
Municipal Bonds                                          (000)       Value
===============================================================================
Alabama -- 0.3%
Tuscaloosa, Alabama, Special Care Facilities
  Financing Authority, Residential Care Facility
  Revenue Bonds (Capstone Village, Inc. Project),
  Series A, 5.125%, 8/01/15                              $ 500        $ 469,965
===============================================================================
Arizona -- 4.6%
Arizona State Transportation Board, Highway Revenue
  Bonds, Series B, 5%, 7/01/17                           5,000        5,452,250
Maricopa County, Arizona, School District Number 69
  (Paradise Valley), GO (School Improvement Project),
  Series C, 4%, 7/01/14 (a)                              1,185        1,230,374
Salt Verde Financial Corporation, Arizona, Senior Gas
  Revenue Bonds, 5.25%, 12/01/19                         2,000        1,992,140
                                                                   ------------
                                                                      8,674,764
===============================================================================
California -- 15.8%
Agua Caliente Band of Cahuilla Indians, California,
  Casino Revenue Bonds, 5.60%, 7/01/13                     875          871,780
Antelope Valley, California, Health Care District
  Revenue Bonds, Series A, 5.25%, 9/01/17                2,000        2,011,480
California County Tobacco Securitization Agency,
  Tobacco Revenue Bonds (Los Angeles County
  Securitization Corporation), 5.25%, 6/01/21 (c)        5,225        4,089,817
California State Department of Water Resources,
  Power Supply Revenue Bonds, Series A,
  5.50%, 5/01/14 (d)                                    10,000       10,873,800
California State, GO, Refunding:
    5%, 8/01/19                                          5,000        5,264,850
    (Veterans Bonds), Series BG, 5.05%, 12/01/11         1,000        1,020,310
Golden State Tobacco Securitization Corporation of
  California, Tobacco Settlement Revenue Refunding
  Bonds, Senior Series A-1, 5%, 6/01/16                  3,000        2,915,250
Southern California Public Power Authority, Natural
  Gas Project Number 1 Revenue Bonds, Series A,
  5.25%, 11/01/19                                        2,445        2,520,795
                                                                   ------------
                                                                     29,568,082
===============================================================================
Colorado -- 2.6%
Denver, Colorado, City and County Airport Revenue
  Bonds, AMT, Series D, 7.75%, 11/15/13 (d)              4,430        4,947,114
===============================================================================
Connecticut -- 1.6%
Hartford, Connecticut, GO, Series A,
  5.25%, 8/15/18 (d)                                     2,685        2,943,190
===============================================================================
Florida -- 8.1%
Broward County, Florida, School Board, COP, Series C,
  5.25%, 7/01/17 (e)                                     3,410        3,647,609
Middle Village Community Development District,
  Florida, Special Assessment Bonds, Series C,
  5.125%, 5/01/09                                          200          197,746
Orange County, Florida, School Board, COP, VRDN,
  Series B, 2.50%, 8/01/27 (b)(f)                        1,100        1,100,000
Orlando, Florida, Greater Orlando Aviation Authority,
  Airport Facilities Revenue Bonds, AMT, Series A,
  5.25%, 10/01/18 (g)                                    5,440        5,455,341
Panther Trace Community Development District II,
  Florida, Special Assessment Revenue Bonds:
    5.125%, 11/01/13                                       995          915,360
    Series A, 5%, 11/01/10                                 610          585,454
Sterling Hill Community Development District, Florida,
  Capital Improvement Revenue Refunding Bonds,
  Series B, 5.50%, 11/01/10                                185          183,179
Tolomato Community Development District, Florida,
  Special Assessment Bonds, 6.375%, 5/01/17              3,130        3,091,157
                                                                   ------------
                                                                     15,175,846
===============================================================================
Georgia -- 2.0%
Fulton County, Georgia, Residential Care Facilities,
  Revenue Refunding Bonds (Canterbury Court
  Project), Series A, 5%, 2/15/14                        1,050        1,033,053
Georgia State, GO, Series G, 5%, 12/01/17 (l)            2,500        2,788,725
                                                                   ------------
                                                                      3,821,778
===============================================================================
Idaho -- 2.9%
Ada and Canyon Counties, Idaho, Joint School District
  Number 2 (Meridian), GO, 5%, 8/15/17                   5,000        5,436,300
===============================================================================
Illinois -- 1.7%
Chicago, Illinois, Tax Allocation Bonds (Kingsbury
  Redevelopment Project), Series A, 6.57%, 2/15/13       1,000        1,004,610
Granite City, Madison County, Illinois, Disposal
  Revenue Bonds (Waster Management, Inc. Project),
  AMT, 5%, 5/03/10                                       1,500        1,498,260
Illinois State Finance Authority Revenue Bonds
  (Primary Health Care Centers Program),
  5.90%, 7/01/14                                           715          703,860
                                                                   ------------
                                                                      3,206,730
===============================================================================
Indiana -- 1.1%
Indiana Bond Bank, Special Program Gas Revenue
  Bonds, Series A, 5%, 10/15/17                          2,000        2,000,040
===============================================================================
Kentucky -- 1.1%
Kenton County, Kentucky, Airport Board, Airport
  Revenue Refunding Bonds (Cincinnati/Northern
  Kentucky International Airport), AMT, Series A,
  5.625%, 3/01/15 (f)                                    2,000        2,062,940
===============================================================================

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
IDA     Industrial Development Authority
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.


8          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                          Par
Municipal Bonds                                          (000)       Value
===============================================================================
Louisiana -- 0.5%
Morehouse Parish, Louisiana, PCR, Refunding
  (International Paper Company Project), Series A,
  5.25%, 11/15/13                                      $ 1,000      $ 1,014,650
===============================================================================
Maryland -- 2.5%
Anne Arundel County, Maryland, Consolidated General
  Improvements, GO, Refunding, 5%, 3/01/15               1,455        1,603,555
Maryland State, GO (State and Local Facilities Loan),
  First Series, 5%, 3/01/15                              2,745        3,028,778
                                                                   ------------
                                                                      4,632,333
===============================================================================
Massachusetts -- 5.2%
Massachusetts State Industrial Finance Agency,
  Resource Recovery Revenue Refunding Bonds
  (Ogden Haverhill Project), AMT, Series A,
  5.30%, 12/01/09                                        3,300        3,369,795
Massachusetts State Port Authority, Special Facilities
  Revenue Bonds (Delta Air Lines Inc. Project), AMT,
  Series A (d):
    5.50%, 1/01/14                                       2,500        2,469,175
    5.50%, 1/01/15                                       4,000        3,915,640
                                                                   ------------
                                                                      9,754,610
===============================================================================
Michigan -- 1.4%
Detroit, Michigan, Sewer Disposal Revenue Bonds,
  Senior Lien, VRDN, Series B, 1.25%, 7/01/33 (b)(e)     1,000        1,000,000
Michigan State Strategic Fund, PCR (General Motors
  Corporation Project), VRDN, 7%, 12/01/08 (b)           1,555        1,555,000
                                                                   ------------
                                                                      2,555,000
===============================================================================
Minnesota -- 1.5%
Minnesota State, GO, 5%, 6/01/18                         2,500        2,727,500
===============================================================================
Mississippi -- 0.5%
Mississippi Business Finance Corporation, Mississippi,
  PCR, Refunding (System Energy Resources Inc.
  Project), 5.90%, 5/01/22                               1,000          990,590
===============================================================================
Nebraska -- 1.4%
Omaha Convention Hotel Corporation, Nebraska, First
  Tier Revenue Refunding Bonds, 5%, 2/01/19 (d)          2,435        2,552,805
===============================================================================
New Jersey -- 1.4%
New Jersey EDA, School Facilities Construction,
  Revenue Refunding Bonds, Series W, 5%, 9/01/15         2,500        2,694,550
===============================================================================
New York -- 5.9%
New York City, New York, GO, Refunding, Series A,
  5%, 8/01/19                                            2,500        2,652,575
New York State Dormitory Authority, Non-State
  Supported Debt, Revenue Refunding Bonds
  (New York University Hospital Center), Series A,
  5%, 7/01/16                                            1,140        1,135,451
New York State, GO, Series A, 4%, 3/01/16                2,000        2,068,680
Port Authority of New York and New Jersey,
  Consolidated Revenue Bonds, AMT:
    131st Series, 5%, 12/15/14                           1,000        1,052,110
    Thirty-Seventh Series, 5.50%, 7/15/18 (e)            3,000        3,170,820
Westchester County, New York, IDA, Continuing Care
  Retirement, Mortgage Revenue Bonds (Kendal on
    the Hudson Project), Series A, 5.625%, 1/01/13       1,000        1,002,950
                                                                   ------------
                                                                     11,082,586
===============================================================================
North Carolina -- 4.9%
North Carolina Municipal Power Agency Number 1,
  Catawba Electric Revenue Bonds, Series A,
  5.25%, 1/01/20 (f)                                     3,500        3,642,835
North Carolina State, GO, Refunding, Series B,
  5%, 4/01/17                                            5,000        5,557,550
                                                                   ------------
                                                                      9,200,385
===============================================================================
Ohio -- 2.5%
Ohio State, GO, Series L, 5%, 10/01/14                   1,835        2,016,922
Ohio State, Highway Capital Improvements, GO,
  Series L, 5%, 5/01/16                                  2,340        2,582,588
                                                                   ------------
                                                                      4,599,510
===============================================================================
Oregon -- 3.0%
Oregon State Department of Transportation,
  Highway User Tax Revenue Bonds, Series A,
  5%, 11/15/16 (h)                                       5,000        5,551,900
===============================================================================
Pennsylvania -- 0.5%
Lancaster County, Pennsylvania, Hospital Authority
  Revenue Bonds (Brethren Village Project), Series A,
  5.20%, 7/01/12                                         1,000        1,015,680
===============================================================================
Tennessee -- 0.9%
Tennessee HDA, Revenue Bonds (Homeownership
  Program), AMT, Series 2-C, 5.85%, 7/01/09              1,600        1,619,312
===============================================================================
Texas -- 10.1%
Bell County, Texas, Health Facilities Development
  Corporation, Hospital Revenue Bonds (Scott &
  White Memorial Hospital), VRDN, Series B-2,
  1.35%, 8/15/29 (b)(f)                                    235          235,000
Dallas-Fort Worth, Texas, International Airport, Joint
  Revenue Bonds, AMT, Sub-Series C-1, 4.75%,
  11/01/13 (f)                                           2,500        2,506,025
Dallas-Fort Worth, Texas, International Airport
  Revenue Refunding and Improvement Bonds, AMT,
  Series A, 5.75%, 11/01/14 (g)                          5,000        5,155,550
Houston, Texas, Airport System, Subordinate Lien
  Revenue Refunding Bonds, AMT, Series A,
  5.875%, 7/01/15 (e)                                    5,000        5,218,800
Houston, Texas, Combined Utility System, First Lien
  Revenue Refunding Bonds, Series B,
  5%, 11/15/18 (g)                                       2,475        2,599,789
San Antonio, Texas, Airport System, Improvement
  Revenue Bonds, AMT, 5.25%, 7/01/19 (e)                 3,055        3,150,591
                                                                   ------------
                                                                     18,865,755
===============================================================================
Virginia -- 3.5%
Fredericksburg, Virginia, EDA, Hospital Facilities
  Revenue Refunding Bonds (MediCorp Health
  System), 5%, 6/15/17                                   2,500        2,610,850
The Shops at White Oak Village Community
  Development Authority, Virginia, Special
  Assessment Revenue Bonds, 5.30%, 3/01/17               4,000        3,861,200
                                                                   ------------
                                                                      6,472,050
===============================================================================
Washington -- 2.7%
Kitsap County, Washington, School District
  Number 400 (North Kitsap), GO, Refunding,
  5.125%, 12/01/16 (e)                                   4,650        5,098,865
===============================================================================

See Notes to Financial Statements.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          9

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

                                                          Par
Municipal Bonds                                          (000)       Value
===============================================================================
Puerto Rico -- 3.1%
Puerto Rico Commonwealth Government
  Development Bank, Senior Revenue Bonds,
  Series B, 5%, 12/01/17                               $ 1,500      $ 1,502,475
Puerto Rico Commonwealth Infrastructure Financing
  Authority, Special Tax and Capital Appreciation
  Revenue Bonds, Series B, 5%, 7/01/18                   3,250        3,255,200
Puerto Rico Commonwealth, Public Improvement, GO,
  Series B, 5.25%, 7/01/17                               1,000        1,019,410
                                                                   ------------
                                                                      5,777,085
===============================================================================
Total Municipal Bonds
(Cost -- $174,464,659) -- 93.3%                                     174,511,915
===============================================================================

Municipal Bonds Transferred to
Tender Option Bond Trusts (i)
===============================================================================
Illinois -- 5.6%
Chicago, Illinois, O'Hare International Airport,
  General Airport Revenue Refunding Bonds,
  Third Lien, AMT, Series A-2 (e):
    5.25%, 1/01/13                                       5,000        5,249,075
    5.25%, 1/01/14                                       5,000        5,249,075
-------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $10,631,414) -- 5.6%                                        10,498,150
===============================================================================

Mutual Funds                                            Shares        Value
===============================================================================
BlackRock Insured Municipal 2008 Term Trust, Inc. (j)  244,000      $ 3,669,760
BlackRock Insured Municipal Term Trust, Inc. (j)        99,700        1,011,955
-------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $5,249,625) -- 2.5%                       4,681,715
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
  1.71% (j)(k)                                          19,316           19,316
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $19,316) -- 0.0%                    19,316
===============================================================================
Total Investments (Cost -- $190,365,014*) -- 101.4%                 189,711,096

Other Assets Less Liabilities -- 1.3%                                 2,399,277

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (2.7%)                          (5,058,575)
                                                                   ------------
Net Assets -- 100.0%                                               $187,051,798
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 185,160,550
                                                                  =============
      Gross unrealized appreciation ..........................    $   2,287,396
      Gross unrealized depreciation ..........................       (2,736,850)
                                                                  -------------
      Net unrealized depreciation ............................    $    (449,454)
                                                                  =============

(a)   Assured Guaranty Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   FGIC Insured.
(h) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                     Purchase     Sale      Realized    Dividend
      Affiliate                        Cost       Cost        Gain       Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                $26 1       --          --       $ 2,219
      BlackRock Insured Municipal
        2008 Term Trust, Inc.            --        --          --       $92,620
      BlackRock Insured Municipal
        Term Trust, Inc.                 --        --          --       $22,143
      --------------------------------------------------------------------------
      1     Represents net purchase cost.

(k)   Represents the current yield as of report date.
(l)   When-issued security.

See Notes to Financial Statements.


10          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Statement of Assets and Liabilities

May 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $185,096,073) ......................................................    $ 185,010,065
Investments at value -- affiliated (cost -- $5,268,941) ..........................................................        4,701,031
Cash .............................................................................................................           73,816
Interest receivable ..............................................................................................        2,585,414
Capital shares sold receivable ...................................................................................          522,759
Dividends from affiliates receivable .............................................................................           14,623
Prepaid expenses .................................................................................................           23,827
                                                                                                                      -------------
Total assets .....................................................................................................      192,931,535
                                                                                                                      -------------
===================================================================================================================================
Accrued Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Income dividends payable .........................................................................................          529,759
Capital shares redeemed payable ..................................................................................          102,423
Investment advisory fees payable .................................................................................           81,576
Interest expense and fees payable ................................................................................           58,575
Other liabilities payable ........................................................................................              177
Distribution fees payable ........................................................................................           11,659
Officer's and Trustees' fees payable .............................................................................            3,202
Other affiliates payable .........................................................................................           16,322
Other accrued expenses payable ...................................................................................           76,044
                                                                                                                      -------------
Total accrued liabilities ........................................................................................          879,737
                                                                                                                      -------------
===================================================================================================================================
Other Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 1 .............................................................................................        5,000,000
                                                                                                                      -------------
Total Liabilities ................................................................................................        5,879,737
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 187,051,798
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value ............................................................................    $   1,125,050
Investor A Shares, $0.10 par value ...............................................................................           55,149
Investor A1 Shares, $0.10 par value ..............................................................................          562,021
Investor B Shares, $0.10 par value ...............................................................................           61,050
Investor C Shares, $0.10 par value ...............................................................................           42,855
Paid-in capital in excess of par .................................................................................      186,605,032
Undistributed net investment income ..............................................................................          184,586
Accumulated net realized loss ....................................................................................         (930,027)
Net unrealized appreciation/depreciation .........................................................................         (653,918)
                                                                                                                      -------------
Net assets .......................................................................................................    $ 187,051,798
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $114,011,543 and 11,250,495 shares of beneficial interests outstanding ...    $       10.13
                                                                                                                      =============
Investor A -- Based on net assets of $5,584,969 and 551,494 shares of beneficial interests outstanding ...........    $       10.13
                                                                                                                      =============
Investor A1 -- Based on net assets of $56,928,185 and 5,620,214 shares of beneficial interests outstanding .......    $       10.13
                                                                                                                      =============
Investor B -- Based on net assets of $6,185,843 and 610,503 shares of beneficial interests outstanding ...........    $       10.13
                                                                                                                      =============
Investor C -- Based on net assets of $4,341,258 and 428,548 shares of beneficial interests outstanding ...........    $       10.13
                                                                                                                      =============

1 Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          11

Statements of Operations

                                                                                                          Period
                                                                                                        November 1,
                                                                                                          2007 to       Year Ended
                                                                                                          May 31,       October 31,
                                                                                                           2008            2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ...........................................................................................    $ 5,147,641     $ 8,506,532
Dividends from affiliates ..........................................................................        116,982         376,413
                                                                                                        ---------------------------
Total income .......................................................................................      5,264,623       8,882,945
                                                                                                        ---------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ................................................................................        620,789       1,020,973
Accounting services ................................................................................         48,676          84,317
Professional .......................................................................................         45,340          86,154
Printing ...........................................................................................         44,179          63,246
Registration .......................................................................................         44,795          59,143
Service -- Investor A ..............................................................................          6,818           4,391
Service -- Investor A1 .............................................................................         34,118          64,316
Service and distribution -- Investor B .............................................................         11,749          24,522
Service and distribution -- Investor C .............................................................         17,947          13,185
Transfer agent -- Institutional ....................................................................         32,458          53,627
Transfer agent -- Investor A .......................................................................            428           1,013
Transfer agent -- Investor A1 ......................................................................         16,097          28,395
Transfer agent -- Investor B .......................................................................          2,476           4,736
Transfer agent -- Investor C .......................................................................            520             648
Officer and Trustees ...............................................................................         16,386          23,943
Custodian ..........................................................................................          8,647          13,838
Miscellaneous ......................................................................................         26,052          40,751
                                                                                                        ---------------------------
Total expenses excluding interest expense and fees .................................................        977,475       1,587,198
Interest expense and fees1 .........................................................................         95,924         423,737
                                                                                                        ---------------------------
Total expenses .....................................................................................      1,073,399       2,010,935
Less fees waived by advisor ........................................................................        (56,538)        (92,856)
Less fees paid indirectly ..........................................................................           (277)             --
                                                                                                        ---------------------------
Total expenses after fees waived and paid indirectly ...............................................      1,016,584       1,918,079
                                                                                                        ---------------------------
Net investment income ..............................................................................      4,248,039       6,964,866
                                                                                                        ---------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ....................................................................................      1,135,401         352,145
    Futures and forward interest rate swaps ........................................................        (80,018)       (100,200)
                                                                                                        ---------------------------
                                                                                                          1,055,383         251,945
                                                                                                        ---------------------------
Net change in unrealized appreciation/depreciation on:
    Investments ....................................................................................     (1,726,345)     (2,606,099)
    Forward interest rate swaps ....................................................................             --         251,982
                                                                                                        ---------------------------
                                                                                                         (1,726,345)     (2,354,117)
                                                                                                        ---------------------------
Total realized and unrealized loss .................................................................       (670,962)     (2,102,172)
                                                                                                        ---------------------------
Net Increase in Net Assets Resulting from Operations ...............................................    $ 3,577,077     $ 4,862,694
                                                                                                        ===========================

1     Related to tender option bond trusts.

See Notes to Financial Statements.


12          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Statements of Changes in Net Assets

                                                                                         Period
                                                                                       November 1,              Year Ended
                                                                                         2007 to                October 31,
                                                                                         May 31,      -----------------------------
Increase (Decrease) in Net Assets:                                                        2008            2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income .............................................................   $   4,248,039   $   6,964,866   $   6,463,395
Net realized gain (loss) ..........................................................       1,055,383         251,945      (1,688,727)
Net change in unrealized appreciation/depreciation ................................      (1,726,345)     (2,354,117)      4,081,586
                                                                                      ---------------------------------------------
Net increase in net assets resulting from operations ..............................       3,577,077       4,862,694       8,856,254
                                                                                      ---------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional .................................................................      (2,677,237)     (4,106,295)     (3,600,332)
    Investor A ....................................................................         (98,132)        (60,549)           (243)
    Investor A1 ...................................................................      (1,271,996)     (2,341,365)     (1,810,323)
    Investor B ....................................................................        (137,590)       (280,255)       (405,591)
    Investor C ....................................................................         (50,440)        (35,579)           (206)
    Class C .......................................................................              --              --        (646,700)
Net realized gain:
    Institutional .................................................................              --              --      (2,007,396)
    Investor A ....................................................................              --              --              --
    Investor A1 ...................................................................              --              --        (969,703)
    Investor B ....................................................................              --              --        (284,047)
    Investor C ....................................................................              --              --              --
    Class C .......................................................................              --              --        (491,006)
                                                                                      ---------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders .      (4,235,395)     (6,824,043)    (10,215,547)
                                                                                      ---------------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions      (4,775,783)     13,314,783      (8,046,361)
                                                                                      ---------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ...........................................      (5,434,101)     11,353,434      (9,405,654)
Beginning of period ...............................................................     192,485,899     181,132,465     190,538,119
                                                                                      =============================================
End of period .....................................................................   $ 187,051,798   $ 192,485,899   $ 181,132,465
                                                                                      =============================================
End of period undistributed net investment income .................................   $     184,586   $     177,757   $      36,934
                                                                                      =============================================

See Notes to Financial Statements.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          13

Financial Highlights

                                                                          Institutional
                                         ------------------------------------------------------------------------------
                                           Period
                                           Nov. 1,
                                           2007 to                          Year Ended October 31,
                                           May 31,     ----------------------------------------------------------------
                                            2008         2007          2006          2005          2004         2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $  10.17      $  10.28      $  10.36      $  10.76      $  10.71      $  10.69
                                         ------------------------------------------------------------------------------
Net investment income 1 ...............      0.23          0.39          0.37          0.38          0.40          0.40
Net realized and unrealized gain (loss)     (0.04)        (0.12)         0.13         (0.34)         0.08          0.10
                                         ------------------------------------------------------------------------------
Net increase from investment operations      0.19          0.27          0.50          0.04          0.48          0.50
                                         ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............     (0.23)        (0.38)        (0.37)        (0.38)        (0.40)        (0.41)
    Net realized gain .................        --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                         ------------------------------------------------------------------------------
Total dividends and distributions .....     (0.23)        (0.38)        (0.58)        (0.44)        (0.43)        (0.48)
                                         ------------------------------------------------------------------------------
Net asset value, end of period ........  $  10.13      $  10.17      $  10.28      $  10.36      $  10.76      $  10.71
                                         ==============================================================================
=======================================================================================================================
Total Investment Return 2
Based on net asset value ..............      1.85% 3       2.69%         4.96%         0.40%         4.57%         4.77%
                                         ==============================================================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
Total expenses after fees waived and
  paid indirectly and excluding
  interest expense and fees 4 .........      0.75% 5       0.75%         0.73%         0.74%         0.79%         0.85%
                                         ==============================================================================
Total expenses after fees waived and
  paid indirectly .....................      0.84% 5       0.98%         1.11%         1.00%         0.91%         0.94%
                                         ==============================================================================
Total expenses after fees waived and
  before fees paid indirectly .........      0.84% 5       0.98%         1.11%         1.00%         0.91%         0.94%
                                         ==============================================================================
Total expenses ........................      0.89% 5       1.03%         1.16%         1.05%         0.94%         0.96%
                                         ==============================================================================
Net investment income .................      3.82% 5       3.81%         3.61%         3.63%         3.76%         3.80%
                                         ==============================================================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $114,012      $120,499      $ 99,678      $100,831      $ 78,777      $ 44,372
                                         ==============================================================================
Portfolio turnover ....................        32%           54%          102%          162%          176%          179%
                                         ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


14          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

                                                       Investor A
                                         -------------------------------------
                                           Period                     Period
                                           Nov. 1,       Year         Oct. 2,
                                           2007 to      Ended        2006 1 to
                                           May 31,     Oct. 31,       Oct. 31,
                                            2008         2007          2006
==============================================================================
Per Share Operating Performance
------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period ..  $  10.16      $  10.27      $  10.26
                                         -------------------------------------
Net investment income 2 ...............      0.22          0.36          0.02
Net realized and unrealized gain (loss)     (0.04)        (0.11)         0.02
                                         -------------------------------------
Net increase from investment operations      0.18          0.25          0.04
                                         -------------------------------------
Dividends and distributions from:
    Net investment income .............     (0.21)        (0.36)        (0.03)
    Net realized gain .................        --            --            --
                                         -------------------------------------
Total dividends and distributions .....     (0.21)        (0.36)        (0.03)
                                         -------------------------------------
Net asset value, end of period ........  $  10.13      $  10.16      $  10.27
                                         =====================================
==============================================================================
Total Investment Return 3
------------------------------------------------------------------------------
Based on net asset value ..............      1.82% 4       2.43%         0.36% 4
                                         =====================================
==============================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------
Total expenses after fees waived and
  paid indirectly and excluding
  interest expense and fees 5 .........      0.97% 6       1.01%         0.97% 6
                                         =====================================
Total expenses after fees waived and
  paid indirectly .....................      1.06% 6       1.23%         1.34% 6
                                         =====================================
Total expenses after fees waived and
  before fees paid indirectly .........      1.06% 6       1.23%         1.34% 6
                                         =====================================
Total expenses ........................      1.11% 6       1.28%         1.39% 6
                                         =====================================
Net investment income .................      3.60% 6       3.54%         3.08% 6
                                         =====================================
==============================================================================
Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period (000) .......  $  5,585      $  2,786      $    160
                                         =====================================
Portfolio turnover ....................        32%           54%          102%
                                         =====================================

                                                                            Investor A1
                                         ------------------------------------------------------------------------------
                                           Period
                                           Nov. 1,
                                           2007 to                          Year Ended November 30,
                                           May 31,     ----------------------------------------------------------------
                                            2008         2007          2006          2005          2004         2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period ..  $  10.16      $  10.28      $  10.35      $  10.76      $  10.71      $  10.69
                                         ------------------------------------------------------------------------------
Net investment income 2 ...............      0.22          0.38          0.35          0.38          0.39          0.40
Net realized and unrealized gain (loss)     (0.03)        (0.13)         0.15         (0.36)         0.08          0.09
                                         ------------------------------------------------------------------------------
Net increase from investment operations      0.19          0.25          0.50          0.02          0.47          0.49
                                         ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............     (0.22)        (0.37)        (0.36)        (0.37)        (0.39)        (0.40)
    Net realized gain .................        --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                         ------------------------------------------------------------------------------
Total dividends and distributions .....     (0.22)        (0.37)        (0.57)        (0.43)        (0.42)        (0.47)
                                         ------------------------------------------------------------------------------
Net asset value, end of period ........  $  10.13      $  10.16      $  10.28      $  10.35      $  10.76      $  10.71
                                         ==============================================================================
=======================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............      1.89% 4       2.49%         4.96%         0.20%         4.47%         4.68%
                                         ==============================================================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
Total expenses after fees waived and
  paid indirectly and excluding
  interest expense and fees 5 .........      0.85% 6       0.84%         0.83%         0.84%         0.89%         0.95%
                                         ==============================================================================
Total expenses after fees waived and
  paid indirectly .....................      0.94% 6       1.07%         1.20%         1.11%         1.01%         1.04%
                                         ==============================================================================
Total expenses after fees waived and
  before fees paid indirectly .........      0.94% 6       1.07%         1.20%         1.11%         1.01%         1.04%
                                         ==============================================================================
Total expenses ........................      0.99% 6       1.12%         1.25%         1.16%         1.04%         1.06%
                                         ==============================================================================
Net investment income .................      3.71% 6       3.71%         3.50%         3.54%         3.66%         3.70%
                                         ==============================================================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $ 56,928      $ 60,208      $ 71,327      $ 48,524      $ 55,128      $ 51,786
                                         ==============================================================================
Portfolio turnover ....................        32%           54%          102%          162%          176%          179%
                                         ==============================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          15

                                                                            Investor B
                                         ------------------------------------------------------------------------------
                                           Period
                                           Nov. 1,
                                           2007 to                          Year Ended October 31,
                                           May 31,     ----------------------------------------------------------------
                                            2008         2007          2006          2005          2004         2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..  $  10.17      $  10.28      $  10.36      $  10.76      $  10.71      $  10.69
                                         ------------------------------------------------------------------------------
Net investment income 1 ...............      0.21          0.36          0.34          0.35          0.37          0.38
Net realized and unrealized gain (loss)     (0.04)        (0.12)         0.15         (0.34)         0.08          0.09
                                         ------------------------------------------------------------------------------
Net increase from investment operations      0.17          0.24          0.49          0.01          0.45          0.47
                                         ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............     (0.21)        (0.35)        (0.36)        (0.35)        (0.37)        (0.38)
    Net realized gain .................        --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                         ------------------------------------------------------------------------------
Total dividends and distributions .....     (0.21)        (0.35)        (0.57)        (0.41)        (0.40)        (0.45)
                                         ------------------------------------------------------------------------------
Net asset value, end of period ........  $  10.13      $  10.17      $  10.28      $  10.36      $  10.76      $  10.71
                                         ==============================================================================
=======================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............      1.66% 3       2.36%         4.64%         0.08%         4.24%         4.46%
                                         ==============================================================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
Total expenses after fees waived and
  paid indirectly and excluding
  interest expense and fees 4 .........      1.06% 5       1.06%         1.05%         1.05%         1.10%         1.17%
                                         ==============================================================================
Total expenses after fees waived and
  paid indirectly .....................      1.15% 5       1.29%         1.42%         1.32%         1.22%         1.26%
                                         ==============================================================================
Total expenses after fees waived and
  before fees paid indirectly .........      1.15% 5       1.29%         1.42%         1.32%         1.22%         1.26%
                                         ==============================================================================
Total expenses ........................      1.20% 5       1.34%         1.47%         1.37%         1.25%         1.27%
                                         ==============================================================================
Net investment income .................      3.50% 5       3.50%         3.30%         3.34%         3.45%         3.48%
                                         ==============================================================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......  $  6,186      $  6,920      $  9,760      $ 14,982      $ 21,623      $ 28,678
                                         ==============================================================================
Portfolio turnover ....................        32%           54%          102%          162%          176%          179%
                                         ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


16          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Financial Highlights (concluded)

                Investor C

                                                                                                          Investor C
                                                                                            -------------------------------------
                                                                                              Period                    Period
                                                                                              Nov. 1,                  October 2,
                                                                                              2007 to   Year Ended     2006 1 to
                                                                                              May 31,   October 31,   October 31,
                                                                                               2008        2007          2006
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................................................    $  10.17      $  10.28      $  10.26
                                                                                           -------------------------------------
Net investment income 2 ................................................................        0.17          0.28          0.01
Net realized and unrealized gain (loss) ................................................       (0.04)        (0.11)         0.03
                                                                                           -------------------------------------
Net increase from investment operations ................................................        0.13          0.17          0.04
                                                                                           -------------------------------------
Dividends from net investment income ...................................................       (0.17)        (0.28)        (0.02)
                                                                                           -------------------------------------
Net asset value, end of period .........................................................    $  10.13      $  10.17      $  10.28
                                                                                           =====================================
================================================================================================================================
Total Investment Return 3
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............................................................        1.27% 4       1.67%         0.40% 4
                                                                                           =====================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after fees waived and paid indirectly and excluding interest
  expense and fees 5                                                                            1.75% 6       1.75%         1.73% 6
                                                                                           =====================================
Total expenses after fees waived and paid indirectly ...................................        1.83% 6       1.98%         2.09% 6
                                                                                           =====================================
Total expenses after fees waived and before fees paid underway .........................        1.83% 6       1.98%         2.09% 6
                                                                                           =====================================
Total expenses .........................................................................        1.88% 6       2.03%         2.14% 6
                                                                                           =====================================
Net investment income ..................................................................        2.82% 6       2.79%         2.36% 6
                                                                                           =====================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ........................................................    $  4,341      $  2,074      $    207
                                                                                           =====================================
Portfolio turnover .....................................................................          32%           54%          102%
                                                                                           =====================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          17

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Intermediate Municipal Fund (the "Fund") is presently the only series of BlackRock Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund recently changed its fiscal year end to May 31. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1 and Investor B Shares are not generally available except for dividend and capital gains investment. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A1 distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of the forward interest rate swap are recognized as unrealized gains and losses. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement. The Fund generally intends to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.


18          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Forward Commitments and When-Issued Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Fund will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund leverages its assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. The Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability of the Fund.

Interest income from the underlying securities is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At May 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs was $10,498,150, the related liability for trust certificates was $5,000,000, and the interest rate was 2.793%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOBs likely will adversely affect the Fund's investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset values per share.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., futures), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          19

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended October 31, 2005 through October 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159,"The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on each of the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.55% of the average daily value of the Fund's net assets.

The Advisor has contractually agreed to waive 0.05% of the average daily net assets of the Fund. For the period November 1, 2007 to May 31, 2008, the Advisor waived $56,435, which is included in fees waived by advisor on the Statements of Operations.

For the period November 1, 2007 to May 31, 2008, the Fund reimbursed the Advisor $2,004 for certain accounting services, which is included in accounting services in the Statements of Operations.

The Advisor has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in Merrill Lynch Institutional Tax-Exempt Fund. For the period November 1, 2007 to May 31, 2008, the Advisor waived $103, which is included in fees waived by advisor on the Statements of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.


20          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statements of Operations as fees paid indirectly.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Service       Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Investor A ........................................    0.25%             --
Investor A1 .......................................    0.10%             --
Investor B ........................................    0.20%           0.10%
Investor C ........................................    0.25%           0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor A1, Investor B and Investor C shareholders.

For the period November 1, 2007 to May 31, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $14,097. For the period November 1, 2007 to May 31, 2008, affiliates received contingent deferred sales charges of $117 and $1,052 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period November 1, 2007 to May 31, 2008, the Fund paid $42,980 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period November 1, 2007 to May 31, 2008, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................       $408
Investor A ....................................................       $ 39
Investor A1 ...................................................       $503
Investor B ....................................................       $ 64
Investor C ....................................................       $ 18
--------------------------------------------------------------------------------

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2007 to May 31, 2008 were $58,110,303 and $58,695,422, respectively.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          21

4. Beneficial Interest Transactions:

There are an unlimited number of shares authorized for all classes. Transactions in beneficial interest for each class were as follows:

                                                                               Period
                                                                         November 1, 2007 to                   Year Ended
                                                                            May 31, 2008                    October 31, 2007
                                                                    -----------------------------     -----------------------------
                                                                       Shares       Dollar Amount        Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       2,395,306     $ 24,477,654        4,555,700     $ 46,355,829
Shares issued to shareholders in reinvestment of dividends .....          30,064          305,531           47,552          484,344
                                                                    -----------------------------     -----------------------------
Total issued ...................................................       2,425,370       24,783,185        4,603,252       46,840,173
Shares redeemed ................................................      (3,024,414)     (30,876,339)      (2,446,319)     (24,932,556)
                                                                    -----------------------------     -----------------------------
Net increase (decrease) ........................................        (599,044)    $ (6,093,154)       2,156,933     $ 21,907,617
                                                                    =============================     =============================

                                                                                                               Year Ended
                                                                                                            October 31, 2006
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................        4,020,988     $ 40,960,524
Shares issued to shareholders in reinvestment of dividends and distributions ....................           99,237        1,011,100
                                                                                                      -----------------------------
Total issued ....................................................................................        4,120,225       41,971,624
Shares redeemed .................................................................................       (4,163,299)     (42,438,080)
                                                                                                      -----------------------------
Net decrease ....................................................................................          (43,074)    $   (466,456)
                                                                                                      =============================

                                                                               Period
                                                                         November 1, 2007 to                   Year Ended
                                                                            May 31, 2008                    October 31, 2007
                                                                    -----------------------------     -----------------------------
                                                                       Shares       Dollar Amount        Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................         317,235     $  3,251,586          259,672     $  2,652,562
Shares issued to shareholders in reinvestment of dividends .....           6,201           62,935            3,714           37,721
                                                                    -----------------------------     -----------------------------
Total issued ...................................................         323,436        3,314,521          263,386        2,690,283
Shares redeemed ................................................         (46,078)        (467,714)          (4,847)         (49,436)
                                                                    -----------------------------     -----------------------------
Net increase ...................................................         277,358     $  2,846,807          258,539     $  2,640,847
                                                                    =============================     =============================

                                                                                                                 Period
                                                                                                           October 2, 2006+ to
                                                                                                            October 31, 2006
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................           15,604     $    159,487
Shares redeemed .................................................................................               (7)             (67)
                                                                                                      -----------------------------
Net increase ....................................................................................           15,597     $    159,420
                                                                                                      =============================

+     Commencement of operations.


22          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

                                                                               Period
                                                                         November 1, 2007 to                   Year Ended
                                                                            May 31, 2008                    October 31, 2007
                                                                    -----------------------------     -----------------------------
                                                                       Shares       Dollar Amount        Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and the automatic conversion of shares .............          67,918     $    694,169          106,014     $  1,079,829
Shares issued to shareholders in reinvestment of dividends .....          71,985          731,542          133,046        1,354,908
                                                                    -----------------------------     -----------------------------
Total issued ...................................................         139,903        1,425,711          239,060        2,434,737
Shares redeemed ................................................        (443,025)      (4,521,733)      (1,254,806)     (12,806,788)
                                                                    -----------------------------     -----------------------------
Net decrease ...................................................        (303,122)    $ (3,096,022)      (1,015,746)    $(10,372,051)
                                                                    =============================     =============================

                                                                                                               Year Ended
                                                                                                            October 31, 2006
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................          428,799     $  4,375,953
Automatic conversion of shares ..................................................................          125,138        1,275,870
Shares issued to shareholders in reinvestment of dividends and distributions ....................          152,300        1,551,857
Shares issued resulting from conversion of Class C ..............................................        2,403,412       24,544,146
                                                                                                      -----------------------------
Total issued ....................................................................................        3,109,649       31,747,826
Shares redeemed .................................................................................         (858,199)      (8,752,391)
                                                                                                      -----------------------------
Net increase ....................................................................................        2,251,450     $ 22,995,435
                                                                                                      =============================

                                                                               Period
                                                                         November 1, 2007 to                   Year Ended
                                                                            May 31, 2008                    October 31, 2007
                                                                    -----------------------------     -----------------------------
                                                                       Shares       Dollar Amount        Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................          30,174     $    307,941            8,995     $     91,185
Shares issued to shareholders in reinvestment of dividends .....           7,689           78,170           15,345          156,359
                                                                    -----------------------------     -----------------------------
Total issued ...................................................          37,863          386,111           24,340          247,544
Shares redeemed and the automatic conversion of shares .........        (107,943)      (1,103,637)        (292,910)      (2,986,145)
                                                                    -----------------------------     -----------------------------
Net decrease ...................................................         (70,080)    $   (717,526)        (268,570)    $ (2,738,601)
                                                                    =============================     =============================

                                                                                                               Year Ended
                                                                                                            October 31, 2006
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................           51,287     $    524,293
Shares issued to shareholders in reinvestment of dividends and distributions ....................           36,382          370,767
                                                                                                      -----------------------------
Total issued ....................................................................................           87,669          895,060
                                                                                                      -----------------------------
Automatic conversion of shares ..................................................................         (125,110)      (1,275,870)
Shares redeemed .................................................................................         (460,278)      (4,695,757)
                                                                                                      -----------------------------
Total redeemed ..................................................................................         (585,388)      (5,971,627)
                                                                                                      -----------------------------
Net decrease ....................................................................................         (497,719)    $ (5,076,567)
                                                                                                      =============================


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          23

                                                                               Period
                                                                         November 1, 2007 to                   Year Ended
                                                                            May 31, 2008                    October 31, 2007
                                                                    -----------------------------     -----------------------------
                                                                       Shares       Dollar Amount        Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................         269,846     $  2,782,039          209,893     $  2,140,147
Shares issued to shareholders in reinvestment of dividends .....           7,672           43,108            3,333           33,849
                                                                    -----------------------------     -----------------------------
Total issued ...................................................         277,518        2,825,147          213,226        2,173,996
Shares redeemed ................................................         (52,981)        (541,035)         (29,335)        (297,025)
                                                                    -----------------------------     -----------------------------
Net increase ...................................................         224,537     $  2,284,112          183,891     $  1,876,971
                                                                    =============================     =============================

                                                                                                                   Period
                                                                                                             October 2, 2006+ to
                                                                                                              October 31, 2006
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................           20,126     $    205,721
Shares redeemed .................................................................................               (6)             (69)
                                                                                                      -----------------------------
Net increase ....................................................................................           20,120     $    205,652
                                                                                                      =============================
+     Commencement of operations.

                                                                                                                   Period
                                                                                                            November 1, 2005 to
                                                                                                              August 25, 2006+
                                                                                                      -----------------------------
                                                                                                         Shares       Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................................................          511,348     $  5,215,735
Shares issued to shareholders in reinvestment of dividends and distributions ....................           69,597          708,846
                                                                                                      -----------------------------
Total issued ....................................................................................          580,945        5,924,581
                                                                                                      -----------------------------
Shares redeemed .................................................................................         (708,517)      (7,244,280)
Shares redeemed resulting from conversion to Investor A1 ........................................       (2,403,368)     (24,544,146)
                                                                                                      -----------------------------
Total redeemed ..................................................................................       (3,111,885)     (31,788,426)
                                                                                                      -----------------------------
Net decrease ....................................................................................       (2,530,940)    $(25,863,845)
                                                                                                      =============================

+     On August 25, 2006, Class C was converted to Class A (Investor A1).


24          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the period November 1, 2007 to May 31, 2008.

6. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $5,815 has been reclassified between undistributed net investment income and accumulated net realized loss, as a result of permanent differences attributable to the classification of income and amortization methods on fixed income securities. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the period November 1, 2007 to May 31, 2008 and years ended October 31, 2007 and October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                        5/31/2008       10/31/2007      10/31/06
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income .................  $4,235,395      $6,824,043    $ 6,463,395
  Ordinary income ...................          --              --         77,571
  Long-term capital gains ...........          --              --      3,674,581
                                       -----------------------------------------
Total distributions .................  $4,235,395      $6,824,043    $10,215,547
                                       =========================================

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt net income ..........................    $    31,119
Undistributed ordinary income ................................          4,911
Undistributed long-term net capital gains ....................             --
                                                                  -----------
Total undistributed net earnings .............................         36,030
Capital loss carryforward ....................................       (985,935)*
Net unrealized losses ........................................       (449,454)**
                                                                  -----------
Total accumulated losses .....................................    $(1,399,359)
                                                                  ===========

* On May 31, 2008, the Fund had a capital loss carryforward of $985,935, all of which expires in 2014. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the difference between the book and tax treatment of residual interests in tender option bonds.

7. Concentration Risk:

The Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust (the "Trust") as of May 31, 2008, and the related statements of operations for the period November 1, 2007 to May 31, 2008 and for the year ended October 31, 2007, the statements of changes in net assets for the period November 1, 2007 to May 31, 2008 and for each of the two years in the period ended October 31, 2007, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust as of May 31, 2008, the results of its operations for the period November 1, 2007 to May 31, 2008 and for the year ended October 31, 2007, the changes in its net assets for the period November 1, 2007 to May 31, 2008 and for each of the two years in the period ended October 31, 2007, and the financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 28, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust during the taxable period ended May 31, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.


26          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Officers and Trustees

                                                                                               Number of
                                        Length of                                              BlackRock-
                       Position(s)      Time Served                                            Advised Funds
Name, Address          Held with        as a        Principal Occupation(s)                    and Portfolios
and Year of Birth      Fund             Trustee 2   During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees 1
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha      Trustee          Since 2007  Director, The China Business Group, Inc.   37 Funds        None
40 East 52nd Street                                 (consulting firm) since 1996 and formerly  104 Portfolios
New York, NY 10022                                  Executive Vice President thereof from
1944                                                1996 to 2003; Chairman of the Board,
                                                    Berkshire Holding Corporation since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond          Trustee          Since 2007  Formerly Trustee and Member of the         37 Funds        None
40 East 52nd Street                                 Governance Committee, State Street         104 Portfolios
New York, NY 10022                                  Research Mutual Funds from 1997 to 2005;
1946                                                Formerly Board Member of Governance,
                                                    Audit and Finance Committee, Avaya Inc.
                                                    (computer equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton       Trustee          Since 2007  Managing General Partner, The Burton       37 Funds        Knology, Inc.
40 East 52nd Street                                 Partnership, LP (an investment             104 Portfolios  (telecommunications);
New York, NY 10022                                  partnership) since 1979; Managing General                  Capital Southwest
1944                                                Partner, The South Atlantic Venture Funds                  (financial)
                                                    since 1983; Member of the Investment
                                                    Advisory Council of the Florida State
                                                    Board of Administration from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable              Trustee          Since 2007  Partner and Head of International          37 Funds        UPS Corporation
Stuart E. Eizenstat                                 Practice, Covington and Burling (law       104 Portfolios  (delivery service)
40 East 52nd Street                                 firm) since 2001; International Advisory
New York, NY 10022                                  Board Member, The Coca Cola Company since
1943                                                2002; Advisory Board Member BT Americas
                                                    (telecommunications) since 2004; Member
                                                    of the Board of Directors, Chicago
                                                    Climate Exchange (environmental) since
                                                    2006; Member of the International
                                                    Advisory Board GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot       Trustee          Since 2007  Professor, Harvard University since 1992.  37 Funds        None
40 East 52nd Street                                                                            104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez    Chairman of the  Since 2007  Formerly Director, Vice Chairman and       37 Funds        ACE Limited
40 East 52nd Street    Board, Trustee               Chief Financial Officer of USX             104 Portfolios  (insurance company);
New York, NY 10022     and Member of                Corporation (energy and steel business)                    Eastman Chemical
1944                   the Audit                    from 1991 to 2001.                                         Company (chemical);
                       Committee                                                                               RTI International
                                                                                                               Metals, Inc.
                                                                                                               (metals); TYCO
                                                                                                               Electronics
                                                                                                               (electronics)
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien        Trustee          Since 2007  Trustee, Woods Hole Oceanographic          37 Funds        Cabot Corporation
40 East 52nd Street                                 Institute since 2003; Formerly Director,   104 Portfolios  (chemicals);
New York, NY 10022                                  Allmerica Financial Corporation from 1995                  LKQ Corporation (auto
1943                                                to 2003; Formerly Director, ABIOMED from                   parts manufacturing);
                                                    1989 to 2006; Formerly Director,                           TJX Companies, Inc.
                                                    Ameresco, Inc. (energy solutions company)                  (retailer)
                                                    from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          27

                                                                                               Number of
                                        Length of                                              BlackRock-
                       Position(s)      Time Served                                            Advised Funds
Name, Address          Held with        as a        Principal Occupation(s)                    and Portfolios
and Year of Birth      Fund             Trustee 2   During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees 1 (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo    Trustee          Since 2007  Shareholder, Modrall, Sperling, Roehl,     37 Funds        None
40 East 52nd Street                                 Harris & Sisk, P.A. (law firm) since       104 Portfolios
New York, NY 10022                                  1993; Chairman of the Board, Cooper's
1942                                                Inc. (retail) since 2000; Director of
                                                    ECMC Group (service provider to students,
                                                    schools and lenders) since 2001;
                                                    President Elect, The American Law
                                                    Institute (non-profit), 2007; Formerly
                                                    President, American Bar Association from
                                                    1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid        Trustee          Since 2004  Self-employed consultant since 2001;       37 Funds        None
40 East 52nd Street                                 Director and Secretary, SCB, Inc.          104 Portfolios
New York, NY 10022                                  (holding company) since 1998; Director
1945                                                and Secretary, SCB Partners, Inc.
                                                    (holding company) since 2000; Formerly
                                                    Director, Covenant House (non-profit)
                                                    from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh         Trustee          Since 2007  Director, National Museum of Wildlife Art  37 Funds        None
40 East 52nd Street                                 since 2007; Director, Ruckleshaus          104 Portfolios
New York, NY 10022                                  Institute and Haub School of Natural
1941                                                Resources at the University of Wyoming
                                                    since 2006; Director, The American Museum
                                                    of Fly Fishing since 1997; Formerly
                                                    Consultant with Putnam Investments from
                                                    1993 to 2003; Formerly Director, The
                                                    National Audubon Society from 1998 to
                                                    2005.
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss          Chairman of the  Since 2007  Managing Director, FGW Associates          37 Funds        Watson
40 East 52nd Street    Audit Committee              (consulting and investment company) since  104 Portfolios  Pharmaceutical Inc.
New York, NY 10022     and Trustee                  1997; Director, Michael J. Fox Foundation
1941                                                for Parkinson's Research since 2000;
                                                    Formerly Director of BTG International
                                                    Plc (a global technology
                                                    commercialization company) from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West        Trustee and      Since 1986  Dean Emeritus, New York University's       37 Funds        Bowne & Co., Inc.
40 East 52nd Street    Member of the                Leonard N. Stern School of Business        104 Portfolios  (financial printers);
New York, NY 10022     Audit Committee              Administration since 1995.                                 Vornado Realty Trust
1938                                                                                                           (real estate
                                                                                                               company); Alexander's
                                                                                                               Inc. (real estate
                                                                                                               company)
                       -------------------------------------------------------------------------------------------------------------
                       1     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                       2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                             ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund's board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995;
                             Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000;
                             Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.


28          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

                                                                                               Number of
                                        Length of                                              BlackRock-
                       Position(s)      Time Served                                            Advised Funds
Name, Address          Held with        as a        Principal Occupation(s)                    and Portfolios
and Year of Birth      Fund             Trustee     During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Interested Trustees 1
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis       Fund President   Since 2007  Managing Director, BlackRock, Inc. since   185 Funds       None
40 East 52nd Street    and Trustee                  2005; Formerly Chief Executive Officer,    295 Portfolios
New York, NY 10022                                  State Street Research & Management
1945                                                Company from 2000 to 2005; Formerly
                                                    Chairman of the Board of Trustees, State
                                                    Street Research Mutual Funds from 2000 to
                                                    2005; Formerly Chairman, SSR Realty from
                                                    2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink       Trustee          Since 2007  Chairman and Chief Executive Officer of    37 Funds        None
40 East 52nd Street                                 BlackRock, Inc. since its formation in     104 Portfolios
New York, NY 10022                                  1998 and of BlackRock, Inc.'s predecessor
1952                                                entities since 1988 and Chairman of the
                                                    Executive and Management Committees;
                                                    Formerly Managing Director, The First
                                                    Boston Corporation, Member of its
                                                    Management Committee, Co-head of its
                                                    Taxable Fixed Income Division and Head of
                                                    its Mortgage and Real Estate Products
                                                    Group; Chairman of the Board of several
                                                    of BlackRock's alternative investment
                                                    vehicles; Director of several of
                                                    BlackRock's offshore funds; Member of the
                                                    Board of Trustees of New York University,
                                                    Chair of the Financial Affairs Committee
                                                    and a member of the Executive Committee,
                                                    the Ad Hoc Committee on Board Governance,
                                                    and the Committee on Trustees;
                                                    Co-Chairman of the NYU Hospitals Center
                                                    Board of Trustees, Chairman of the
                                                    Development/Trustee Stewardship Committee
                                                    and Chairman of the Finance Committee;
                                                    Trustee, The Boys' Club of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay           Trustee          Since 2007  Consultant, BlackRock, Inc. since 2007;    184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,     294 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007; Formerly
                                                    President of BlackRock Funds and
                                                    BlackRock Bond Allocation Target Shares
                                                    from 2005 to 2007 and Treasurer of
                                                    certain closed-end Funds in the BlackRock
                                                    fund complex from 1989 to 2006.
                       -------------------------------------------------------------------------------------------------------------
                       1     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          29

Officers and Trustees (concluded)

                       Position(s)
Name, Address          Held with        Length of
and Year of Birth      the Fund         Time Served  Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke        Chief Executive  Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street    Officer                       Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management,
New York, NY 10022                                   L.P. ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer
1960                                                 thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley       Vice President   Since 2007   Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street                                  BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund Group
New York, NY 10022                                   from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to
1962                                                 2000, most recently as First Vice President and Operating Officer of the
                                                     Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews        Chief Financial  Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street    Officer                       and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022                                   from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife            Treasurer        Since 2007   Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                  Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director
New York, NY 10022                                   of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan      Chief            Since 2007   Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money
40 East 52nd Street    Compliance                    Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director
New York, NY 10022     Officer                       and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel
1959                   of the Fund                   of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
                                                     Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank
                                                     Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff         Secretary        Since 2007   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                  BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                   Asset Management, L.P. from 1993 to 2006.
1965
                       -------------------------------------------------------------------------------------------------------------
                       1     Officers of the Fund serve at the pleasure of the Board of Trustees.
                       -------------------------------------------------------------------------------------------------------------
                       Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
                       Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


30          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          31

Availability of Additional Information (concluded)

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


32          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008          33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


34          BLACKROCK INTERMEDIATE MUNICIPAL FUND         MAY 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Intermediate Municipal Fund
Of BlackRock Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10437-5/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (term ended, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock             $27,900      $51,350           $0            $0           $6,100        $6,100          $1,049         $1,042
Intermediate
Municipal Fund of
BlackRock Municipal
Series Trust
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Intermediate Municipal      $294,649           $713,975
            Fund of
            BlackRock Municipal Series Trust
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: July 18, 2008